UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:                            Crestwood Capital Management, L.P.
Address:                         599 Lexington Avenue, 39th Floor
                                 New York, NY  10022

Form 13F File Number: 28-13559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that it is understood that all required items, statements, sched-ules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Kuchler
Title:    Chief Operating Officer
Phone:    212-612-3040

Signature, Place, and Date of Signing

Michael R. Kuchler                New York, NY              May 13, 2010
-------------------               ------------             ------------------
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       52

Form 13F Information Table Value Total:  334,773
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F REPORT:  (3/31/10) CRESTWOOD CAPITAL MANAGEMENT, LP

                                                       VALUE x  SHRS OR    SH /  PUT / INVESTMENT    OTHER   VOTING AUTHORITY
            ISSUER                 TYPE        CUSIP    1000    PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
 ----------------------------- -------------- -------- -------- --------    ---   ---- ----------   --------  ------- ------   ----
ABERCROMBIE & FITCH CO         COMMON STOCK   2896207     21451    470000   SH            SOLE       NONE      470000
AIR PRODUCTS & CHEMICALS INC   COMMON STOCK   9158106      5916     80000   SH            SOLE       NONE       80000
AIRGAS INC                     COMMON STOCK   9363102      5090     80000   SH            SOLE       NONE       80000
AMERICAN TOWER CORP            COMMON STOCK  29912201     15766    370000   SH            SOLE       NONE      370000
CTRIP.COM INTERNATIONAL             ADR      22943F100     1960     50000   SH            SOLE       NONE       50000
HHGREGG INC                    COMMON STOCK  42833L108    13125    520000   SH            SOLE       NONE      520000
HOLLYSYS AUTOMATION TECHNOLO   COMMON STOCK  G45667105      902     78332   SH            SOLE       NONE       78332
HURON CONSULTING GROUP INC     COMMON STOCK  447462102     4013    197700   SH            SOLE       NONE      197700
INFORMATION SERVICES GRP       COMMON STOCK  45675Y104     1790    525000   SH            SOLE       NONE      525000
INFORMATION SERVICES GRP          WARRANT    45675Y112       30    750000   SH            SOLE       NONE      750000
INTL GAME TECHNOLOGY           COMMON STOCK  459902102     4613    250000   SH            SOLE       NONE      250000
LEAR CORP                      COMMON STOCK  521865204     3174     40000   SH            SOLE       NONE       40000
LOWE'S COS INC                 COMMON STOCK  548661107     3151    130000   SH            SOLE       NONE      130000
LULULEMON ATHLETICA INC        COMMON STOCK  550021109     3318     80000   SH            SOLE       NONE       80000
LUMBER LIQUIDATORS HOLDINGS    COMMON STOCK  55003T107     6251    234400   SH            SOLE       NONE      234400
MASTERCARD INC                 COMMON STOCK  57636Q104     2540     10000   SH            SOLE       NONE       10000
MONSANTO CO                    COMMON STOCK  61166W101     5714     80000   SH            SOLE       NONE       80000
MOODY'S CORP                   COMMON STOCK  615369105    17499    588200   SH            SOLE       NONE      588200
MSCI INC                       COMMON STOCK  55354G100    20577    570000   SH            SOLE       NONE      570000
NII HOLDINGS INC               COMMON STOCK  62913F201     5835    140000   SH            SOLE       NONE      140000
NII HOLDINGS INC                CONVERTIBLE  62913FAJ1     9048   9600000  PRN            SOLE       NONE     9600000
OMNICARE INC                   COMMON STOCK  681904108     9902    350000   SH            SOLE       NONE      350000
O'REILLY AUTOMOTIVE INC        COMMON STOCK  686091109     5839    140000   SH            SOLE       NONE      140000
PENSON WORLDWIDE INC           COMMON STOCK  709600100     1511    150000   SH            SOLE       NONE      150000
QUANTA SERVICES INC            COMMON STOCK  74762EAE2     3832    200000   SH            SOLE       NONE      200000
RESEARCH IN MOTION             COMMON STOCK  760975102     1849     25000   SH            SOLE       NONE       25000
SAVVIS INC                     COMMON STOCK  805423308     6270    380000   SH            SOLE       NONE      380000
SAVVIS INC                      CONVERTIBLE  805423AA8     7831   8500000  PRN            SOLE       NONE     8500000
SBA COMMUNICATIONS CORP        COMMON STOCK  78388J106     4689    130000   SH            SOLE       NONE      130000
SCHWAB (CHARLES) CORP          COMMON STOCK  808513105     1869    100000   SH            SOLE       NONE      100000
SINA CORP                      COMMON STOCK  G81477104     3769    100000   SH            SOLE       NONE      100000
SMARTHEAT INC                  COMMON STOCK  83172F104     3222    300000   SH            SOLE       NONE      300000
SOLARFUN POWER HOLD                 ADR      83415U108     3552    452400   SH            SOLE       NONE      452400
SOLARFUN POWER HOLDINGS         CONVERTIBLE  83415UAB4     3454   5500000  PRN            SOLE       NONE     5500000
SPIRIT AEROSYSTEMS HOLD        COMMON STOCK  848574109     4676    200000   SH            SOLE       NONE      200000
SUNPOWER CORP                  COMMON STOCK  867652307      670     40000   SH            SOLE       NONE       40000
SUNTECH POWER HLDGS CO          CONVERTIBLE  86800CAE4     8484  10100000  PRN            SOLE       NONE    10100000
SUNTECH POWER HOLDINGS              ADR      86800C104     4206    300000   SH            SOLE       NONE      300000
TELEKOMUNIK INDONESIA               ADR      715684106     2503     70000   SH            SOLE       NONE       70000
TELMEX INTERNACIONAL                ADR      879690105     4820    250000   SH            SOLE       NONE      250000
TIFFANY & CO                   COMMON STOCK  886547108     3377     71100   SH            SOLE       NONE       71100
TRACTOR SUPPLY COMPANY         COMMON STOCK  892356106     7547    130000   SH            SOLE       NONE      130000
TRANSDIGM GROUP INC            COMMON STOCK  893641100     9664    182200   SH            SOLE       NONE      182200
TRINA SOLAR LTD                     ADR      89628E104     1221     50000   SH            SOLE       NONE       50000
TRINA SOLAR LTD                 CONVERTIBLE  89628EAA2     9233   6000000  PRN            SOLE       NONE     6000000
TRIUMPH GROUP INC              COMMON STOCK  896818101     6588     94000   SH            SOLE       NONE       94000
UNITEDHEALTH GROUP INC         COMMON STOCK  91324P102     2614     80000   SH            SOLE       NONE       80000
URBAN OUTFITTERS INC           COMMON STOCK  917047102    13325    350000   SH            SOLE       NONE      350000
VISA INC                       COMMON STOCK  92826C839     2276     25000   SH            SOLE       NONE       25000
VISTAPRINT NV                  COMMON STOCK  N93540107    25241    440000   SH            SOLE       NONE      440000
WELLPOINT INC                  COMMON STOCK  94973V107    13977    217100   SH            SOLE       NONE      217100
YINGLI GREEN ENERGY HOLD        CONVERTIBLE  98584BAA1     5003   4600000  PRN            SOLE       NONE     4600000